Tax and employee-related liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Tax And Employee-Related Liabilities [Abstract]
Schedule of tax and employee related liabilities

	Year ended December 31
in € thousand	2024	2023
Employee-related liabilities	13,107	10,815
Social security and other taxes	6,350	5,394
BALANCE AS AT DECEMBER 31	19,458	16,209
Less non-current portion	—	—
CURRENT PORTION	19,458	16,209